Basis of Preparation (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Country of incorporation	Lebanon
International General Insurance Underwriting [Member]
Statement Line Items [Line Items]
Country of incorporation	Jordan	Jordan
Activity	Underwriting agency	Underwriting agency
Ownership percentage	100.00%	100.00%
North Star Underwriting Limited [Member]
Statement Line Items [Line Items]
Country of incorporation	United Kingdom	United Kingdom
Activity	Underwriting agency	Underwriting agency
Ownership percentage	100.00%	100.00%
International General Insurance Co. Ltd [Member]
Statement Line Items [Line Items]
Country of incorporation	Bermuda	Bermuda
Activity	Reinsurance and insurance	Reinsurance and insurance
Ownership percentage	100.00%	100.00%
International General Insurance Company (UK) Limited [Member]
Statement Line Items [Line Items]
Country of incorporation	United Kingdom	United Kingdom
Activity	Reinsurance and insurance	Reinsurance and insurance
Ownership percentage	100.00%	100.00%
International General Insurance Company Dubai Ltd. [Member]
Statement Line Items [Line Items]
Country of incorporation	United Arab Emirates	United Arab Emirates
Activity	Insurance intermediation and insurance management	Insurance intermediation and insurance management
Ownership percentage	100.00%	100.00%
Specialty Malls Investment Co. [Member]
Statement Line Items [Line Items]
Country of incorporation	Jordan	Jordan
Activity	Real estate properties development and lease	Real estate properties development and lease
Ownership percentage	100.00%	100.00%
IGI Services Limited [Member]
Statement Line Items [Line Items]
Country of incorporation	Cayman Islands	Cayman Islands
Activity	Owning and chartering aircraft	Owning and chartering aircraft
Ownership percentage	100.00%	100.00%
International General Insurance Company Ltd Labuan Branch [Member]
Statement Line Items [Line Items]
Country of incorporation	Malaysia	Malaysia
Activity	Reinsurance and insurance	Reinsurance and insurance
Ownership percentage	100.00%	100.00%